UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2006

Check here if Amendment [  ]; Amendment Number:
This amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:      Duma Capital Partners, L.P.
Address:   1370 Avenue of the Americas, 23rd Floor
           New York, NY 10019

13F File Number: 028-11715

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Sangyeup Lee
Title:  Chief Operating Officer
Phone:  (212) 918-1731

Signature, Place and Date of Signing:


   /s/ Sanyeup Lee              New York, NY                 November 14, 2006
   --------------------------   ---------------------------  -----------------
             [Signature]              [City, State]                [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:       0
                                         --------------

Form 13F Information Table Entry Total:  51
                                         --------------

Form 13F Information Table Value Total:  $257,507
                                         --------------
                                           (Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]


NONE


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





                                                          FORM 13F INFORMATION TABLE

       COLUMN 1               COLUMN 2          COLUMN 3   COLUMN 4       COLUMN 5         COLUMN 6   COLUMN 7       COLUMN 8
---------------------         --------          --------   --------  ------------------   ----------  --------  ------------------
                              TITLE OF                      VALUE    SHRS OR  SH/  PUT/  INVESTMENT   OTHER     VOTING AUTHORITY
   NAME OF ISSUER              CLASS              CUSIP     (x$1000) PRN AMT  PRN  CALL   DISCRETION  MANAGERS  SOLE   SHARED  NONE
---------------------         --------          --------   --------  -------  ---  ----  -----------  --------  ----   ------  -----
AFFORDABLE RESIDENTIAL CMTYS       COM         008273104        485    50000   SH               SOLE             50000      0     0

ALTRIA GROUP INC                   COM         02209S103       2679    35000   SH               SOLE             35000      0     0

AMERICA MOVIL S A DE C V SPON ADR L SHS        02364W105       1575    40000   SH               SOLE             40000      0     0

AMERICAN TOWER CORP               CL A         029912201       2920    80000   SH               SOLE             80000      0     0

APPLE COMPUTER INC                 COM         037833100        770    10000   SH               SOLE             10000      0     0

BEARINGPOINT INC                   COM         074002106       1965   250000   SH               SOLE            250000      0     0

CAMERON INTERNATIONAL CORP         COM         13342B105       1034    21400   SH               SOLE             21400      0     0

CEPHALON INC                       COM         156708109       1235    20000   SH   PUT         SOLE             20000      0     0

CROSSTEX ENERGY INC                COM         22765Y104       1791    20000   SH               SOLE             20000      0     0

DEVON ENERGY CORP NEW              COM         25179M103       1023    16200   SH               SOLE             16200      0     0

EMDEON CORP                        COM         290849108       2342   200000   SH               SOLE            200000      0     0

ENDURANCE SPECIALTY HLDGS LT       SHS         G30397106       1548    43900   SH               SOLE             49300      0     0

EVEREST RE GROUP LTD               COM         G3223R108       1502    15400   SH               SOLE             15400      0     0

GOODYEAR TIRE & RUBR CO            COM         382550101       1885   130000   SH               SOLE            130000      0     0

GOOGLE INC                        CL A         38259P508       2291     5700   SH               SOLE              5700      0     0

GRACE W R & CO DEL NEW             COM         38388F108      15561  1173500   SH               SOLE           1173500      0     0

                                                          FORM 13F INFORMATION TABLE

       COLUMN 1               COLUMN 2          COLUMN 3   COLUMN 4       COLUMN 5         COLUMN 6   COLUMN 7       COLUMN 8
---------------------         --------          --------   --------  ------------------   ----------  --------  ------------------
                              TITLE OF                      VALUE    SHRS OR  SH/  PUT/  INVESTMENT   OTHER     VOTING AUTHORITY
   NAME OF ISSUER              CLASS              CUSIP     (x$1000) PRN AMT  PRN  CALL   DISCRETION  MANAGERS  SOLE   SHARED  NONE
---------------------         --------          --------   --------  -------  ---  ----  -----------  --------  ----   ------  -----
INTEL CORP                         COM         458140100       1029    50000   SH               SOLE             50000      0     0

ISHARES TR                RUSSELL 2000         464287655      21679   301100   SH               SOLE            301100      0     0

ISHARES TR                RUSSELL 2000         464287655      20160   280000   SH   PUT         SOLE            280000      0     0

KHD HUMBOLDT WEDAG INTL LTD        COM         482462108        841    25800   SH               SOLE             25800      0     0

LEAR CORP                          COM         521865105        621    30000   SH               SOLE             30000      0     0

LIVE NATION INC                    COM         538034109        204    10000   SH               SOLE             10000      0     0

LONE STAR TECHNOLOGIES INC         COM         542312103       1935    40000   SH               SOLE             40000      0     0

MSC SOFTWARE CORP                  COM         553531104       4541   294900   SH               SOLE            294900      0     0

MARKWEST HYDROCARBON INC           COM         570762104        280    10000   SH               SOLE             10000      0     0

MEDICIS PHARMACEUTICAL CORP    CLA NEW         584690309        954    29500   SH  CALL         SOLE             29500      0     0

MERGE TECHNOLOGIES INC             COM         589981109        453    65800   SH               SOLE             65800      0     0

MICROSOFT CORP                     COM         594918104       4453   162800   SH               SOLE            162800      0     0

MONTPELIER RE HOLDINGS LTD         SHS         G62185106       4597   237100   SH               SOLE            237100      0     0

MONTPELIER RE HOLDINGS LTD         SHS         G62185106       1276    65800   SH  CALL         SOLE             65800      0     0

NASDAQ 100 TR               UNIT SER 1         631100104       4785   117700   SH               SOLE            117700      0     0

NII HLDGS INC                 CL B NEW         62913F201       1865    30000   SH               SOLE             30000      0     0

OIL SVC HOLDRS TR        DEPOSTRY RCPT         678002106       3246    25000   SH               SOLE             25000      0     0

                                                          FORM 13F INFORMATION TABLE

       COLUMN 1               COLUMN 2          COLUMN 3   COLUMN 4       COLUMN 5         COLUMN 6   COLUMN 7       COLUMN 8
---------------------         --------          --------   --------  ------------------   ----------  --------  ------------------
                              TITLE OF                      VALUE    SHRS OR  SH/  PUT/  INVESTMENT   OTHER     VOTING AUTHORITY
   NAME OF ISSUER              CLASS              CUSIP     (x$1000) PRN AMT  PRN  CALL   DISCRETION  MANAGERS  SOLE   SHARED  NONE
---------------------         --------          --------   --------  -------  ---  ----  -----------  --------  ----   ------  -----
PINNACLE AIRL CORP                 COM         723443107       2064   278551   SH               SOLE            278551      0     0

QUALCOMM INC                       COM         747525103       1091    30000   SH               SOLE             30000      0     0

QUILMES INDL QUINSA SOCIETE SP ADR CL B        74838Y207      23857   445500   SH               SOLE            445500      0     0

RENAISSANCERE HOLDINGS LTD         COM         G7496G103       1546    27800   SH               SOLE             27800      0     0

RYDER SYS INC                      COM         783549108       3370    65200   SH               SOLE             65200      0     0

SPDR  TR                    UNIT SER 1         78462F103      23230   173900   SH               SOLE            173900      0     0

SPDR  TR                    UNIT SER 1         78462F103      20037   150000   SH   PUT         SOLE            150000      0     0

SPDR TR                     UNIT SER 1         78462F103      52096   390000   SH   PUT         SOLE            390000      0     0

SEARS HLDGS CORP                   COM         812350106       2371    15000   SH               SOLE             15000      0     0

SELECT SECTOR SPDR TR   SBI INT-ENERGY         81369Y506        535    10000   SH               SOLE             10000      0     0

SELECT SECTOR SPDR TR     SBI INT-TECH         81369Y803       3995   181600   SH               SOLE            181600      0     0

TEXAS INDS INC                     COM         882491103        791    15200   SH               SOLE             15200      0     0

TRANSOCEAN INC                     ORD         G90078109        366     5000   SH               SOLE              5000      0     0

ULTRA PETROLEUM CORP               COM         903914109       1039    21600   SH               SOLE             21600      0     0

U S G CORP                     COM NEW         903293405       2822    60000   SH               SOLE             60000      0     0

VERIZON COMMUNICATIONS             COM         92343V104       3676    99000   SH               SOLE             99000      0     0

                                                          FORM 13F INFORMATION TABLE

       COLUMN 1               COLUMN 2          COLUMN 3   COLUMN 4       COLUMN 5         COLUMN 6   COLUMN 7       COLUMN 8
---------------------         --------          --------   --------  ------------------   ----------  --------  ------------------
                              TITLE OF                      VALUE    SHRS OR  SH/  PUT/  INVESTMENT   OTHER     VOTING AUTHORITY
   NAME OF ISSUER              CLASS              CUSIP     (x$1000) PRN AMT  PRN  CALL   DISCRETION  MANAGERS  SOLE   SHARED  NONE
---------------------         --------          --------   --------  -------  ---  ----  -----------  --------  ----   ------  -----
VIVO PARTICIPACOES S A    SPON ADR PFD         92855S101        312   100000   SH               SOLE            100000      0     0

WARWICK VALLEY TEL CO              COM         936750108        784    39009   SH               SOLE             39009      0     0


                                       6